Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Operating Leases

	Year ended December 31, 2019	Year ended December 31, 2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	85,717	72,698
Noncash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	126,099	(24,720)
Weighted average remaining lease term
Operating leases	12.2 years	12.0 years
Weighted average discount rate
Operating leases	6.7%	7.4%

Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2020:

RMB
2021	29,800
2022	29,553
2023	32,778
2024	37,343
2025	43,538
2026 and thereafter	679,807
Total future lease payments	852,819
Less: Imputed interest	289,579
Total lease liability balance	563,240